Debentures_Details Of Debentures(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 62,760,687		₩ 50,935,583	$ 57,784,835
Debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	55,442,162		45,587,696
Korean Won Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	55,495,986		45,596,655
Structured debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,960		₩ 33,310
Structured debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.65%		5.65%	5.65%
Structured debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.86%		5.86%	5.86%
Exchangeable bonds
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 240,000	[1]	₩ 0
Exchangeable bonds | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.00%	[1]	0.00%	0.00%	[1]
Exchangeable bonds | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.00%	[1]	0.00%	0.00%	[1]
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 4,834,407		₩ 3,386,590
Subordinated fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.02%		2.02%	2.02%
Subordinated fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	4.35%		4.35%	4.35%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 47,229,619		₩ 40,596,755
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.00%		0.00%	0.00%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.50%		3.50%	3.50%
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 3,190,000		₩ 1,580,000
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.58%		0.58%	0.58%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.55%		1.55%	1.55%
Fair value adjustments of fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Gains(losses) on the hedged items attributable to the hedged risk	₩ (6,839)		₩ 21,070
Less Discount on debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Discount On Debentures	(32,028)		(30,029)
Less Adjustment for exchangeable rights in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Discount On Debentures	(14,957)		0
Debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	7,318,525		5,347,887
Foreign Currencies Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	7,263,518		5,321,803
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 2,232,938		₩ 2,227,607
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.58%		0.58%	0.58%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.51%		1.51%	1.51%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 5,030,580		₩ 3,094,196
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.05%		0.05%	0.05%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	13.50%		13.50%	13.50%
Fair value adjustments of fair value hedged debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Gains(losses) on the hedged items attributable to the hedged risk	₩ 81,333		₩ 41,406
Less Discount on debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Discount On Debentures	₩ (26,326)		₩ (15,322)

[1]	Fair value of the liability component of exchangeable bonds is calculated by using market interest rates of bonds under the same conditions without the exchangeable rights. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchangeable rights and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of KRW 48,000. Exercise period for exchangeable rights is from the 60th day from the issuance date to 10 days before the maturity date.